MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND     Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS February 28, 1999


DEAR SHAREHOLDER:

We are pleased to present the first annual report to shareholders of Morgan Stanley Dean Witter S&P 500 Select Fund. The Fund, which commenced operations on September 28, 1998, seeks to provide a total return (before expenses) that exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The Fund invests primarily in common stocks of certain companies included in the S&P 500 Index, utilizing equity research provided by selected equity research firms.


MARKET OVERVIEW

The Fund's fiscal year ended amid optimism of continued U.S. economic strength. The stock market sell-off during the first weeks of operation had presented a challenge for many investors with respect to asset allocation. However, with strong leadership from the technology sector, the S&P 500 rebounded sharply from its October 8, 1998, low, returning 29.1 percent by the end of the year. The beginning of 1999 was filled with continued optimism regarding the domestic economy, but concerns were still lingering regarding Latin America, Asia and, to a lesser extent, Europe.


PERFORMANCE

From its inception through February 28, 1999, the Fund's Class A, B, C and D shares posted returns of 18.32 percent, 17.96 percent, 17.94 percent and 18.38 percent, respectively. During the same period, the S&P 500 Index returned 18.74 percent, while the Lipper Growth and Income Funds Index returned 14.76 percent. The performance of the Fund's four share classes varies, because of differing expenses.

The Fund's performance was reflective of the overall strength in the U.S. stock market as well as the stringent criteria used in selecting stocks for the portfolio. Being overweighted in the technology sector enabled the Fund to outperform the S&P 500 Index through the end of 1998. During January and February, however, the Fund's overall performance was hindered by its overweighting in the financials sector.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
LETTER TO THE SHAREHOLDERS February 28, 1999, continued

PORTFOLIO STRATEGY

Unlike an index fund, the Fund's actively managed investment approach, which utilizes Wall Street research and recommendations, strives to eliminate the S&P 500's weaker stocks and emphasize those deemed more promising. Since its inception, the Fund has maintained slightly overweighted positions in the technology, financial services and health-care sectors and slightly underweighted positions in energy, basic materials and utilities.


LOOKING AHEAD

We believe that the stock market will show continued strength due to a strong domestic economy, continued benign inflation and solid corporate profits. In the short term, fears concerning the Year 2000 issue may have a negative effect on the U.S. economy during the second half of 1999, but we believe that any downturn will be short-lived. Furthermore, we believe that large-capitalization stocks will fully participate in future market gains.

We appreciate your ongoing support of the Morgan Stanley Dean Witter S&P 500 Select Fund and look forward to continuing to serve your investment needs in the future.


Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 1999




    NUMBER OF
      SHARES                                                      VALUE
-----------------                                           -----------------
                    COMMON STOCKS (91.4%)
                    Accident & Health Insurance (0.4%)
    774             Jefferson-Pilot Corp. ...............   $    52,487
    705             Lincoln National Corp. ..............        66,755
  1,752             Marsh & McLennan Companies,
                    Inc. ................................       124,063
  1,393             Provident Companies, Inc. ...........        45,621
  1,429             Torchmark Corp. .....................        47,514
  1,361             UNUM Corp. ..........................        60,905
                                                            -----------
                                                                397,345
                                                            -----------
                    Advertising (0.1%)
  1,358             Omnicom Group, Inc. .................        89,967
                                                            -----------
                    Aerospace (0.5%)
  2,650             Boeing Co. ..........................        94,241
    562             Goodrich (B.F.) Co.  (The) ..........        19,178
  1,202             Northrop Grumman Corp. ..............        74,900
  2,494             United Technologies Corp. ...........       308,944
                                                            -----------
                                                                497,263
                                                            -----------
                    Aerospace & Defense (0.2%)
  5,191             Lockheed Martin Corp. ...............       195,636
                                                            -----------
                    Airlines (0.3%)
  1,213             AMR Corp. * .........................        67,246
  1,109             Delta Air Lines, Inc. ...............        67,441
  2,240             Southwest Airlines Co. ..............        67,480
    771             US Airways Group Inc. * .............        36,526
                                                            -----------
                                                                238,693
                                                            -----------
                    Alcoholic Beverages (0.3%)
  3,257             Anheuser-Busch Companies, Inc. ......       249,771
    460             Brown-Forman Corp.  (Class B) .......        30,331
    339             Coors (Adolph) Co.  (Class B) .......        20,192
                                                            -----------
                                                                300,294
                                                            -----------
                    Aluminum (0.2%)
  1,520             Alcan Aluminium Ltd. (Canada) .......        36,955
  3,212             Alcoa Inc. ..........................       130,086
    427             Reynolds Metals Co.  ................        18,254
                                                            -----------
                                                                185,295
                                                            -----------
                    Apparel (0.1%)
    480             Fruit of the Loom, Inc. (Class A)*.           6,090
    433             Liz Claiborne, Inc. .................        14,587



    NUMBER OF
      SHARES                                                      VALUE
-----------------                                           -----------------
    320             Russell Corp. .......................   $     6,240
    800             VF Corp. ............................        38,500
                                                            -----------
                                                                 65,417
                                                            -----------
                    Auto Parts: O.E.M. (0.1%)
  1,832             Dana Corp.  .........................        69,158
    566             Eaton Corp.  ........................        39,266
                                                            -----------
                                                                108,424
                                                            -----------
                    Automotive Aftermarket (0.1%)
    646             Cooper Tire & Rubber Co.  ...........        12,758
  1,465             Genuine Parts Co.  ..................        43,858
  1,269             Goodyear Tire & Rubber Co. ..........        58,691
                                                            -----------
                                                                115,307
                                                            -----------
                    Bank Holding Companies (0.1%)
  1,084             Comerica, Inc.  .....................        71,815
                                                            -----------
                    Banking (0.1%)
  1,230             SouthTrust Corp.  ...................        49,277
                                                            -----------
                    Banks - Commercial (0.1%)
  3,248             KeyCorp .............................       104,748
                                                            -----------
                    Beverages - Non-Alcoholic (2.1%)
 19,492             Coca Cola Co. ** ....................     1,246,270
  3,734             Coca-Cola Enterprises Inc. ..........       115,754
 14,315             PepsiCo, Inc. .......................       538,602
                                                            -----------
                                                              1,900,626
                                                            -----------
                    Biotechnology (0.5%)
  2,326             Amgen Inc. * ........................       290,459
  2,961             Guidant Corp. .......................       168,777
                                                            -----------
                                                                459,236
                                                            -----------
                    Books/Magazines (0.1%)
    573             Harcourt General, Inc. ..............        26,251
    504             Meredith Corp. ......................        17,010
                                                            -----------
                                                                 43,261
                                                            -----------
                    Broadcasting (0.4%)
  6,877             CBS Corp. * .........................       253,589
  2,557             Clear Channel Communications,
                    Inc. * ..............................       153,420
                                                            -----------
                                                                407,009
                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 1999, continued




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                             -----------------
                    Building Materials (0.2%)
   3,381            Lowe's Companies, Inc. ................   $   200,536
     415            Owens Corning .........................        13,202
                                                              -----------
                                                                  213,738
                                                              -----------
                    Building Materials/DIY Chains (0.9%)
  14,672            Home Depot, Inc.  (The) ...............       875,735
                                                              -----------
                    Building Products (0.1%)
     302            Armstrong World Industries, Inc. ......        14,855
   3,094            Masco Corp. ...........................        81,217
   1,000            Rubbermaid, Inc. ......................        33,062
                                                              -----------
                                                                  129,134
                                                              -----------
                    Cable Television (1.0%)
   3,604            Comcast Corp.  (Class A Special) ......       255,659
   5,806            MediaOne Group Inc. * .................       316,427
   5,090            Tele-Communications, Inc.
                    (Class A)* ............................       319,716
                                                              -----------
                                                                  891,802
                                                              -----------
                    Casino/Gambling (0.1%)
   1,201            Harrah's Entertainment, Inc. * ........        20,042
   1,200            Mirage Resorts, Inc. * ................        23,400
                                                              -----------
                                                                   43,442
                                                              -----------
                    Cellular Telephone (0.2%)
   2,801            Nextel Communications, Inc.
                    (Class A)* ............................        84,205
   4,284            Sprint Corp.  (PCS Group)* ............       137,088
                                                              -----------
                                                                  221,293
                                                              -----------
                    Clothing/Shoe/Accessory Stores (0.3%)
   3,286            Kmart Corp. * .........................        57,505
   1,444            Kohl's Corp. * ........................        99,636
   1,209            Nordstrom, Inc. .......................        48,662
   3,086            TJX Companies, Inc. ...................        88,144
                                                              -----------
                                                                  293,947
                                                              -----------
                    Computer Communications (1.9%)
   3,522            3Com Corp. * ..........................       110,723
   2,017            Ascend Communications, Inc. * .........       155,183
  15,533            Cisco Systems, Inc. * .................     1,519,322
                                                              -----------
                                                                1,785,228
                                                              -----------



    NUMBER OF
      SHARES                                                        VALUE
-----------------                                             -----------------
                    Computer Hardware (4.6%)
     906            Apple Computer, Inc. * ................   $    31,483
  16,710            Compaq Computer Corp. .................       589,027
   3,613            Computer Associates
                    International, Inc. ...................       151,746
     336            Data General Corp. * ..................         4,641
   9,563            Dell Computer Corp. * .................       765,638
   4,931            EMC Corp. * ...........................       504,811
   1,069            Gateway 2000, Inc. * ..................        77,703
   7,504            Hewlett-Packard Co. ...................       498,547
   9,407            International Business Machines
                    Corp. .................................     1,599,190
                                                              -----------
                                                                4,222,786
                                                              -----------
                    Computer/Video Chains (0.0%)
     660            Tandy Corp. ...........................        36,712
                                                              -----------
                    Computer Software (4.7%)
     443            Adobe Systems, Inc. ...................        17,831
     405            Autodesk, Inc. ........................        16,225
   2,133            BMC Software, Inc. * ..................        87,186
   1,688            Compuware Corp. * .....................        94,422
  24,720            Microsoft Corp. * ** ..................     3,709,545
   2,416            Novell, Inc. * ........................        46,810
   6,532            Oracle Corp. * ........................       364,567
   1,827            Parametric Technology Corp. * .........        28,090
                                                              -----------
                                                                4,364,676
                                                              -----------
                    Construction/Agricultural
                     Equipment/Trucks (0.3%)
   2,676            Caterpillar, Inc. .....................       121,925
   1,733            Deere & Co. ...........................        56,647
   1,465            Navistar International Corp. * ........        62,995
                                                              -----------
                                                                  241,567
                                                              -----------
                    Consumer Electronics/Appliances (0.1%)
     875            Maytag Corp. ..........................        49,055
     498            Whirlpool Corp. .......................        21,663
                                                              -----------
                                                                   70,718
                                                              -----------
                    Consumer Sundries (0.2%)
     474            American Greetings Corp.
                    (Class A) .............................        11,228
     233            Jostens, Inc. .........................         5,461
   3,694            Kimberly-Clark Corp. ..................       174,541
                                                              -----------
                                                                  191,230
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 1999, continued




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                                -------------
                    Containers/Packaging (0.2%)
    207             Ball Corp. ...............................   $   8,668
    342             Bemis Company, Inc. ......................      11,649
    813             Crown Cork & Seal Co. , Inc. .............      22,561
  1,514             Owens-Illinois, Inc. * ...................      36,241
    795             Sealed Air Corp. * .......................      40,346
    373             Temple-Inland, Inc. ......................      22,357
                                                                 ---------
                                                                   141,822
                                                                 ---------
                    Contract Drilling (0.0%)
    333             Helmerich & Payne, Inc. ..................       5,432
    552             Rowan Companies, Inc. * ..................       4,761
                                                                 ---------
                                                                    10,193
                                                                 ---------
                    Department Stores (0.3%)
    868             Dillard's, Inc.  (Class A) ...............      21,591
  1,663             Federated Department Stores,
                    Inc. * ...................................      63,298
  1,898             May Department Stores Co. ................     112,456
  2,553             Sears, Roebuck & Co. .....................     103,716
                                                                 ---------
                                                                   301,061
                                                                 ---------
                    Discount Chains (2.4%)
    827             Consolidated Stores Corp. * ..............      20,830
  2,068             Costco Companies, Inc. * .................     166,086
  4,295             Dayton Hudson Corp. ......................     268,706
  1,227             Dollar General Corp. .....................      36,733
 19,705             Wal-Mart Stores, Inc. ** .................   1,702,019
                                                                 ---------
                                                                 2,194,374
                                                                 ---------
                    Diversified Commercial Services (0.1%)
  1,093             Paychex, Inc. ............................      46,316
                                                                 ---------
                    Diversified Electronic Products (0.2%)
  1,229             Honeywell, Inc. ..........................      85,953
  1,798             Rockwell International Corp. .............      79,899
                                                                 ---------
                                                                   165,852
                                                                 ---------
                    Diversified Financial Services (2.0%)
  4,419             American Express Co. .....................     479,461
 19,468             Citigroup Inc. ...........................   1,143,745
    879             Lehman Brothers Holdings, Inc. ...........      46,587
  1,363             Providian Financial Corp. ................     139,196
    833             Transamerica Corp. .......................      60,445
                                                                 ---------
                                                                 1,869,434
                                                                 ---------



    NUMBER OF
      SHARES                                                        VALUE
-----------------                                                -------------
                    Diversified Manufacturing (1.2%)
 1,853              Allegheny Teledyne Inc. ..................   $  38,218
 6,189              AlliedSignal, Inc. .......................     256,070
   829              Cooper Industries, Inc. ..................      36,269
 1,482              Danaher Corp. ............................      71,506
 2,337              Dover Corp. ..............................      79,458
   231              FMC Corp. * ..............................      11,824
   433              Minnesota Mining &
                    Manufacturing Co. ........................      32,069
 1,739              Thermo Electron Corp. * ..................      24,020
 7,118              Tyco International Ltd. ..................     529,846
                                                                 ---------
                                                                 1,079,280
                                                                 ---------
                    Drugstore Chains (0.6%)
 3,869              CVS Corp. ................................     205,057
 2,560              Rite Aid Corp. ...........................     105,920
 6,808              Walgreen Co. .............................     217,856
                                                                 ---------
                                                                   528,833
                                                                 ---------
                    E.D.P. Peripherals (0.1%)
 2,363              Seagate Technology, Inc. * ...............      68,379
                                                                 ---------
                    E.D.P. Services (0.6%)
 4,025              Automatic Data Processing, Inc. ..........     159,994
   700              Ceridian Corp. * .........................      50,137
 1,061              Computer Sciences Corp. * ................      70,689
 3,286              Electronic Data Systems Corp. ............     152,799
 2,953              First Data Corp. .........................     112,952
                                                                 ---------
                                                                   546,571
                                                                 ---------
                    Electric Utilities (1.6%)
 1,765              AES Corp.  (The)* ........................      65,636
 1,111              Baltimore Gas & Electric Co. .............      28,469
 1,124              Carolina Power & Light Co. ...............      44,819
 1,585              Central & South West Corp. ...............      39,328
 1,186              Cinergy Corp. ............................      34,616
 1,735              Consolidated Edison, Inc. ................      81,111
 1,454              Dominion Resources, Inc. .................      56,161
 2,700              Duke Power Co. ...........................     153,562
 2,630              Edison International .....................      67,065
 1,842              Entergy Corp. ............................      52,036
 1,776              FirstEnergy Corp. ........................      51,948
 1,362              FPL Group, Inc. ..........................      70,058
   990              GPU, Inc. ................................      39,476
   850              New Century Energies, Inc. ...............      34,478
 1,567              Niagara Mohawk Power Corp. * .............      22,917
 1,138              Northern States Power Co. ................      29,375

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 1999, continued




    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             -----------------
  2,215             PacifiCorp ................................   $  39,732
  1,671             PECO Energy Co. ...........................      59,216
  2,856             PG & E Corp. ..............................      89,964
  1,700             Public Service Enterprise Group,
                    Inc. ......................................      64,600
  2,125             Reliant Energy, Inc. ......................      56,977
  5,198             Southern Co. ..............................     130,275
  2,980             Texas Utilities Co. .......................     126,464
  2,092             Unicom Corp. ..............................      74,397
                                                                  ---------
                                                                  1,512,680
                                                                  ---------
                    Electrical Products (0.3%)
  4,147             Emerson Electric Co. ......................     238,193
    771             Raychem Corp. .............................      17,588
    593             Thomas & Betts Corp. ......................      24,721
                                                                  ---------
                                                                    280,502
                                                                  ---------
                    Electronic Components (0.2%)
  1,460             AMP, Inc. .................................      77,654
    694             Andrew Corp. * ............................      10,497
    949             LSI Logic Corp. * .........................      24,615
  1,574             Solectron Corp. * .........................      70,338
                                                                  ---------
                                                                    183,104
                                                                  ---------
                    Electronic Data Processing (0.5%)
  3,738             Sun Microsystems, Inc. * ..................     363,754
  2,504             Unisys Corp. * ............................      74,650
                                                                  ---------
                                                                    438,404
                                                                  ---------
                    Electronic Production Equipment (0.2%)
  3,306             Applied Materials, Inc. * .................     183,896
    783             KLA-Tencor Corp. * ........................      40,373
                                                                  ---------
                                                                    224,269
                                                                  ---------
                    Engineering & Construction (0.0%)
    509             Fluor Corp. ...............................      17,910
    380             Foster Wheeler Corp. ......................       4,750
                                                                  ---------
                                                                     22,660
                                                                  ---------
                    Environmental Services (0.3%)
  1,160             Browning-Ferris Industries, Inc. ..........      36,540
  5,609             Waste Management, Inc. ....................     274,140
                                                                  ---------
                                                                    310,680
                                                                  ---------
                    Farming/Seeds/Milling (0.1%)
  5,437             Archer-Daniels-Midland Co. ................      82,235
  1,613             Pioneer Hi-Bred International,
                    Inc. ......................................      37,805
                                                                  ---------
                                                                    120,040
                                                                  ---------



    NUMBER OF
      SHARES                                                         VALUE
-----------------                                             -----------------
                    Finance Companies (2.2%)
 7,761              Associates First Capital Corp.
                    (Class A) .................................   $ 315,291
   644              Capital One Financial Corp. ...............      82,190
 1,096              Countrywide Credit Industries,
                    Inc. ......................................      41,511
11,069              Fannie Mae ................................     774,830
 7,248              Freddie Mac ...............................     426,726
 4,701              Household International, Inc. .............     190,978
 6,873              MBNA Corp. ................................     166,670
 1,714              SLM Holding Corp. .........................      73,488
                                                                  ---------
                                                                  2,071,684
                                                                  ---------
                    Financial Publishing/Services (0.2%)
 1,113              Dun & Bradstreet Corp. ....................      38,120
 1,436              Equifax, Inc. .............................      54,209
   653              McGraw-Hill, Inc. .........................      71,463
                                                                  ---------
                                                                    163,792
                                                                  ---------
                    Fluid Controls (0.0%)
   824              Parker-Hannifin Corp. .....................      30,591
                                                                  ---------
                    Food Chains (0.8%)
 2,535              Albertson's, Inc. .........................     144,495
 1,983              American Stores Co. .......................      66,926
 1,110              Fred Meyer, Inc. * ........................      71,317
   274              Great Atlantic & Pacific Tea Co. ,
                    Inc. ......................................       8,648
 2,639              Kroger Co. * ..............................     170,710
 5,007              Safeway Inc. * ............................     289,154
                                                                  ---------
                                                                    751,250
                                                                  ---------
                    Food Distributors (0.1%)
 1,070              Supervalu, Inc. ...........................      25,747
 2,227              SYSCO Corp. ...............................      62,913
                                                                  ---------
                                                                     88,660
                                                                  ---------
                    Forest Products (0.1%)
   594              Georgia-Pacific Group .....................      43,510
   742              Louisiana-Pacific Corp. ...................      13,634
 1,355              Weyerhaeuser Co. ..........................      75,541
                                                                  ---------
                                                                    132,685
                                                                  ---------
                    Gold (0.1%)
 2,623              Barrick Gold Corp.  (Canada) ..............      46,394
                                                                  ---------
                    Health Care Diversified (0.0%)
 1,113              Humana, Inc. * ............................      19,477
                                                                  ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 1999, continued




    NUMBER OF
      SHARES                                                      VALUE
-----------------                                           -----------------
                    Health Care Drugs (0.8%)
    8,310           Lilly (Eli) & Co. ...................   $   786,853
                                                            -----------
                    Home Building (0.1%)
      620           Centex Corp. ........................        22,824
      339           Fleetwood Enterprises, Inc. .........        10,996
      320           Kaufman & Broad Home Corp. ..........         7,200
      287           Pulte Corp. .........................         6,906
                                                            -----------
                                                                 47,926
                                                            -----------
                    Home Furnishings (0.1%)
    1,773           Newell Co. ..........................        75,352
      497           Tupperware Corp. ....................         8,697
                                                            -----------
                                                                 84,049
                                                            -----------
                    Hospital/Nursing Management (0.2%)
    6,310           Columbia/HCA Healthcare Corp. *......       112,791
    1,078           HCR Manor Care, Inc. ................        24,120
    3,033           Tenet Healthcare Corp. * ............        59,712
                                                            -----------
                                                                196,623
                                                            -----------
                    Hotels/Resorts (0.4%)
    5,317           Carnival Corp. ......................       236,606
    1,740           Hilton Hotels Corp. .................        27,514
    2,358           Marriott International, Inc. ........        84,888
                                                            -----------
                                                                349,008
                                                            -----------
                    Industrial Machinery/Components (0.0%)
      371           Milacron Inc. .......................         6,608
                                                            -----------
                    Industrial Specialties (0.1%)
    1,643           Ecolab, Inc. ........................        65,515
      293           Millipore Corp. .....................         8,167
    1,207           Pall Corp. ..........................        25,573
                                                            -----------
                                                                 99,255
                                                            -----------
                    Insurance Brokers/Services (0.1%)
    1,133           AON Corp. ...........................        66,776
                                                            -----------
                    Integrated Oil Companies (3.6%)
      667           Amerada Hess Corp. ..................        30,265
    2,380           Atlantic Richfield Co. ..............       130,007
    4,552           Chevron Corp. .......................       349,935
   20,927           Exxon Corp. ** ......................     1,392,953
    5,556           Mobil Corp. .........................       462,190
    1,891           Phillips Petroleum Co. ..............        73,158
   16,248           Royal Dutch Petroleum Co.  (ADR)
                    (Netherlands) .......................       712,881



    NUMBER OF
      SHARES                                                      VALUE
-----------------                                           -----------------
   3,766            Texaco, Inc. ........................   $   175,354
   1,787            Unocal Corp. ........................        50,371
                                                            -----------
                                                              3,377,114
                                                            -----------
                    Internet Services (0.8%)
   8,796            America Online, Inc. * ..............       782,294
                                                            -----------
                    Investment Bankers/Brokers/
                    Services (0.5%)
     900            Bear Stearns Companies, Inc. ........        38,512
   2,690            Merrill Lynch & Co. , Inc. ..........       206,457
   3,039            Schwab (Charles) Corp. ..............       226,595
                                                            -----------
                                                                471,564
                                                            -----------
                    Investment Managers (0.1%)
   1,688            Franklin Resources, Inc. ............        53,700
                                                            -----------
                    Life Insurance (0.2%)
   1,755            American General Corp. ..............       128,554
   3,067            Conseco, Inc. .......................        91,818
                                                            -----------
                                                                220,372
                                                            -----------
                    Machinery - Diversified (0.1%)
     938            Johnson Controls, Inc. ..............        57,687
                                                            -----------
                    Major Banks (5.9%)
   6,989            Bank of New York Co. , Inc. .........       244,178
  11,765            Bank One Corp. ......................       632,369
  18,103            BankAmerica Corp. ...................     1,182,352
   2,051            BankBoston Corp. ....................        82,937
     657            Bankers Trust New York Corp. ........        57,159
   8,927            Chase Manhattan Corp.  (The) ........       710,812
  10,509            First Union Corp. ...................       560,261
   1,633            Firstar Corp. .......................       136,764
   5,598            Fleet Financial Group, Inc. .........       240,364
   2,622            Mellon Bank Corp. ...................       177,313
   2,300            National City Corp. .................       160,713
   2,091            PNC Bank Corp. ......................       108,863
   1,119            State Street Corp. ..................        85,813
   1,210            Summit Bancorp. .....................        46,736
   2,210            SunTrust Banks, Inc. ................       150,142
   7,162            U.S. Bancorp ........................       231,422
   1,410            Wachovia Corp. ......................       119,938
  16,247            Wells Fargo & Co. ...................       597,077
                                                            -----------
                                                              5,525,213
                                                            -----------
                    Major Chemicals (1.0%)
  10,298            Du Pont (E.I.) de Nemours & Co. ,
                    Inc. ................................       528,416

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 1999, continued




    NUMBER OF
      SHARES                                                         VALUE
-----------------                                              -----------------
   694              Eastman Chemical Co. ...................   $    32,748
 1,287              Hercules, Inc. .........................        35,634
 5,546              Monsanto Co. ...........................       252,690
 1,459              Rohm & Haas Co. ........................        45,594
                                                               -----------
                                                                   895,082
                                                               -----------
                    Major Pharmaceuticals (7.3%)
13,994              Abbott Laboratories ....................       649,846
 9,459              American Home Products Corp. ...........       562,811
 7,624              Bristol-Myers Squibb Co. ...............       960,148
20,642              Merck & Co. , Inc. ** ..................     1,687,484
12,274              Pfizer, Inc. ** ........................     1,619,401
 3,387              Pharmacia & Upjohn, Inc. ...............       184,592
10,746              Schering-Plough Corp. ..................       601,104
 8,014              Warner-Lambert Co. .....................       553,467
                                                               -----------
                                                                 6,818,853
                                                               -----------
                    Major U.S. Telecommunications (7.8%)
 5,496              AirTouch Communications, Inc. *.........       500,480
 1,827              ALLTEL Corp. ...........................       109,392
 7,825              Ameritech Corp. ........................       511,559
13,987              AT&T Corp. .............................     1,148,682
14,969              Bell Atlantic Corp. ....................       859,782
14,498              BellSouth Corp. ........................       670,533
 9,270              GTE Corp. ..............................       601,391
   855              ITT Industries, Inc. ...................        33,398
17,890              MCI WorldCom, Inc. * ...................     1,475,925
14,694              SBC Communications, Inc. ...............       776,945
 4,150              Sprint Corp.  (FON Group) ..............       356,122
 3,353              U.S. West, Inc. ........................       178,757
                                                               -----------
                                                                 7,222,966
                                                               -----------
                    Managed Health Care (0.1%)
   954              Aetna Inc. .............................        70,656
 1,239              United Healthcare Corp. ................        61,098
                                                               -----------
                                                                   131,754
                                                               -----------
                    Manufacturer Consumer &
                    Industrial Products (0.1%)
 1,787              Ingersoll-Rand Co. .....................        84,883
   326              National Service Industries, Inc. ......        10,473
                                                               -----------
                                                                    95,356
                                                               -----------
                    Manufacturing - Diversified
                    Industries (0.0%)
 1,240              UST, Inc. ..............................        36,658
                                                               -----------



    NUMBER OF
      SHARES                                                         VALUE
-----------------                                              -----------------
                    Media Conglomerates (1.7%)
11,755              Time Warner, Inc. ......................   $   758,198
 3,382              Viacom, Inc.  (Class B)* ...............       298,884
14,436              Walt Disney Co. ........................       507,967
                                                               -----------
                                                                 1,565,049
                                                               -----------
                    Medical Equipment & Supplies (0.4%)
 5,455              Medtronic, Inc. ........................       385,259
                                                               -----------
                    Medical Specialties (0.3%)
   580              ALZA Corp.  (Class A)* .................        30,414
 2,361              Becton, Dickinson & Co. ................        79,094
   746              Biomet, Inc. ...........................        27,369
 2,620              Boston Scientific Corp. * ..............        69,430
   499              Mallinckrodt Group, Inc. ...............        15,438
   560              St. Jude Medical, Inc. * ...............        14,070
                                                               -----------
                                                                   235,815
                                                               -----------
                    Medical/Dental Distributors (0.3%)
 2,529              Cardinal Health, Inc. ..................       182,562
 1,898              McKesson HBOC, Inc. ....................       129,064
                                                               -----------
                                                                   311,626
                                                               -----------
                    Medical/Nursing Services (0.1%)
 4,132              HEALTHSOUTH Corp. * ....................        48,035
                                                               -----------
                    Mid -- Sized Banks (0.4%)
 1,856              Fifth Third Bancorp ....................       122,612
 1,092              Mercantile Bancorporation, Inc. ........        49,823
   772              Northern Trust Corp. ...................        68,998
 2,188              Regions Financial Corp. ................        82,734
   993              Union Planters Corp. ...................        44,871
                                                               -----------
                                                                   369,038
                                                               -----------
                    Military/Gov't/Technical (0.3%)
   429              EG & G, Inc. ...........................        11,369
 1,637              General Dynamics Corp. .................        98,936
 3,289              Raytheon Co.  (Class B) ................       175,756
                                                               -----------
                                                                   286,061
                                                               -----------
                    Motor Vehicles (0.9%)
 8,675              Ford Motor Co. .........................       514,536
 4,374              General Motors Corp. ...................       361,128
                                                               -----------
                                                                   875,664
                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 1999, continued




    NUMBER OF
      SHARES                                                         VALUE
-----------------                                              -----------------
                    Movies/Entertainment (0.1%)
   487              King World Productions Inc. * ..........   $    12,875
 2,627              Seagram Co.  Ltd. (Canada) .............       121,827
                                                               -----------
                                                                   134,702
                                                               -----------
                    Multi-Line Insurance (2.2%)
 8,442              Allstate Corp. .........................       316,575
11,961              American International Group, Inc..          1,362,806
 2,283              CIGNA Corp. ............................       179,216
 2,231              Hartford Financial Services
                    Group, Inc. ............................       120,613
   778              Loews Corp. ............................        60,830
   975              SAFECO Corp. ...........................        39,183
                                                               -----------
                                                                 2,079,223
                                                               -----------
                    Multi-Sector Companies (3.7%)
   756              Crane Co. ..............................        20,743
 1,862              Fortune Brands, Inc. ...................        56,093
32,072              General Electric Co. ** ................     3,217,223
   407              McDermott International, Inc. ..........         8,115
 1,353              Tenneco, Inc. ..........................        40,505
 1,282              Textron, Inc. ..........................        99,996
                                                               -----------
                                                                 3,442,675
                                                               -----------
                    Natural Gas (0.1%)
   697              Consolidated Natural Gas Co. ...........        38,291
   154              Eastern Enterprises ....................         5,919
   349              Nicor Inc. .............................        13,327
   232              ONEOK, Inc. ............................         6,250
   214              Peoples Energy Corp. ...................         7,263
                                                               -----------
                                                                    71,050
                                                               -----------
                    Newspapers (0.3%)
 2,079              Gannett Co. , Inc. .....................       132,017
   575              Knight-Ridder, Inc. ....................        28,858
 1,824              New York Times Co.  (The)
                    (Class A) ..............................        56,544
   610              Times Mirror Co.  (Class A) ............        34,046
   877              Tribune Co. ............................        58,156
                                                               -----------
                                                                   309,621
                                                               -----------
                    Office Equipment/Supplies (0.7%)
 1,084              Avery Dennison Corp. ...................        58,197
   918              IKON Office Solutions, Inc. ............        12,967
 2,763              Pitney Bowes, Inc. .....................       174,587
 6,458              Xerox Corp. ............................       356,401
                                                               -----------
                                                                   602,152
                                                               -----------



    NUMBER OF
      SHARES                                                         VALUE
-----------------                                              -----------------
                    Oil & Gas Production (0.2%)
   824              Anardarko Petroleum Corp. ..............   $    22,660
   653              Apache Corp. ...........................        13,019
 1,726              Burlington Resources, Inc. .............        55,879
   763              Oryx Energy Co. * ......................         7,916
 2,023              Union Pacific Corp. ....................        94,828
 1,673              Union Pacific Resources Group,
                    Inc. ...................................        14,952
                                                               -----------
                                                                   209,254
                                                               -----------
                    Oil Refining/Marketing (0.1%)
   517              Ashland, Inc. ..........................        23,007
   903              Sunoco, Inc. ...........................        27,485
 3,234              USX-Marathon Group .....................        66,903
                                                               -----------
                                                                   117,395
                                                               -----------
                    Oil Related (0.0%)
   337              Kerr-McGee Corp. .......................         9,626
                                                               -----------
                    Oil Well -- Machinery (0.1%)
 3,890              Halliburton Co. ........................       109,893
                                                               -----------
                    Oil/Gas Transmission (0.6%)
 2,204              Coastal Corp. ..........................        70,528
   884              Columbia Energy Group ..................        44,642
 3,370              Enron Corp. ............................       219,050
   799              Sonat, Inc. ............................        20,225
 4,295              Williams Companies, Inc. ...............       158,915
                                                               -----------
                                                                   513,360
                                                               -----------
                    Oilfield Services/Equipment (0.3%)
 2,181              Baker Hughes, Inc. .....................        39,258
 4,745              Schlumberger, Ltd. .....................       230,429
                                                               -----------
                                                                   269,687
                                                               -----------
                    Other Consumer Services (0.2%)
   988              Block (H.&R.), Inc. ....................        44,831
 5,686              Cendant Corp. * ........................        94,174
 2,580              Service Corp.  International ...........        39,668
                                                               -----------
                                                                   178,673
                                                               -----------
                    Other Metals/Minerals (0.1%)
   267              ASARCO, Inc. ...........................         3,771
   900              Cyprus Amax Minerals Co. ...............        10,125
   953              Engelhard Corp. ........................        16,975
 1,643              Inco Ltd. (Canada) .....................        20,743
   387              Phelps Dodge Corp. .....................        18,770
                                                               -----------
                                                                    70,384
                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 1999, continued




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                             -----------------
                    Other Pharmaceuticals (1.2%)
   440              Allergan, Inc. ........................   $    35,860
12,596              Johnson & Johnson .....................     1,075,384
                                                              -----------
                                                                1,111,244
                                                              -----------
                    Other Specialty Stores (0.3%)
 1,335              Interpublic Group of Companies,
                    Inc. ..................................        99,875
   468              Pep Boys-Manny, Moe & Jack ............         8,541
 5,161              Staples, Inc. * .......................       151,282
                                                              -----------
                                                                  259,698
                                                              -----------
                    Package Goods/Cosmetics (1.8%)
   406              Alberto-Culver Co.  (Class B) .........         9,744
 2,566              Avon Products, Inc. ...................       106,810
   780              Clorox Co. ............................        92,284
 1,953              Colgate-Palmolive Co. .................       165,761
 7,435              Gillette Co. ..........................       398,702
10,098              Procter & Gamble Co. ..................       903,771
                                                              -----------
                                                                1,677,072
                                                              -----------
                    Packaged Foods (1.3%)
 2,469              Bestfoods .............................       115,889
 1,321              General Mills, Inc. ...................       106,588
 3,125              Heinz (H.J.) Co. ......................       170,117
 1,234              Hershey Foods Corp. ...................        76,817
 1,174              Quaker Oats Company (The) .............        64,130
 3,327              Ralston-Ralston Purina Group ..........        89,621
 7,883              Sara Lee Corp. ........................       214,319
 5,565              Unilever N.V. (Netherlands) ...........       403,115
                                                              -----------
                                                                1,240,596
                                                              -----------
                    Paints/Coatings (0.1%)
 1,208              PPG Industries, Inc. ..................        62,892
 1,148              Sherwin-Williams Co. ..................        27,624
                                                              -----------
                                                                   90,516
                                                              -----------
                    Paper (0.3%)
   381              Boise Cascade Corp. ...................        11,835
   653              Champion International Corp. ..........        24,161
 2,117              Fort James Corp. ......................        63,245
 2,091              International Paper Co. ...............        87,822
   702              Mead Corp. ............................        21,367
   460              Union Camp Corp. ......................        30,763
   688              Westvaco Corp. ........................        15,394
   757              Willamette Industries, Inc. ...........        27,583
                                                              -----------
                                                                  282,170
                                                              -----------



    NUMBER OF
      SHARES                                                        VALUE
-----------------                                             -----------------
                    Photographic Products (0.2%)
 3,083              Eastman Kodak Co. .....................   $   204,056
                                                              -----------
                    Precious Metals (0.1%)
 1,970              Freeport-McMoran Copper &
                    Gold, Inc.  (Class B) .................        18,592
 1,714              Homestake Mining Co. ..................        15,747
 1,174              Newmont Mining Corp. ..................        20,252
 1,758              Placer Dome Inc.  (Canada) ............        19,228
                                                              -----------
                                                                   73,819
                                                              -----------
                    Precision Instruments (0.1%)
   498              Perkin-Elmer Corp. ....................        47,186
   313              Tektronix, Inc. .......................         6,104
                                                              -----------
                                                                   53,290
                                                              -----------
                    Printing/Forms (0.1%)
   532              Deluxe Corp. ..........................        18,022
   907              Donnelley (R.R.) & Sons Co. ...........        31,065
                                                              -----------
                                                                   49,087
                                                              -----------
                    Property - Casualty Insurers (0.2%)
 1,175              Chubb Corp. ...........................        70,206
   502              Progressive Corp. .....................        64,507
 1,701              St. Paul Companies, Inc. ..............        55,070
                                                              -----------
                                                                  189,783
                                                              -----------
                    Railroads (0.2%)
 3,832              Burlington Northern Santa Fe
                    Corp. .................................       126,935
 3,105              Norfolk Southern Corp. ................        87,134
                                                              -----------
                                                                  214,069
                                                              -----------
                    Recreational Products/Toys (0.1%)
   640              Brunswick Corp. .......................        13,640
 1,282              Hasbro, Inc. ..........................        47,434
 2,515              Mattel, Inc. ..........................        66,333
                                                              -----------
                                                                  127,407
                                                              -----------
                    Rental/Leasing Companies (0.0%)
   480              Ryder System, Inc. ....................        12,960
                                                              -----------
                    Restaurants (0.6%)
   927              Darden Restaurants, Inc. ..............        20,394
 4,536              McDonald's Corp. ......................       385,560
 1,491              Tricon Global Restaurants, Inc. *......        92,442
   814              Wendy's International, Inc. ...........        19,485
                                                              -----------
                                                                  517,881
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 1999, continued




    NUMBER OF
      SHARES                                                       VALUE
-----------------                                           -----------------
                    Retail - Specialty (0.4%)
   1,525            AutoZone, Inc. * ........................   $   53,375
     976            Circuit City Stores, Inc. ...............       52,948
   3,860            Gap, Inc.  (The) ........................      249,694
                                                                ----------
                                                                   356,017
                                                                ----------
                    Retail - Specialty Apparel (0.1%)
   1,520            Limited (The), Inc. .....................       53,960
                                                                ----------
                    Savings & Loan Associations (0.3%)
     380            Golden West Financial Corp. .............       35,696
   5,789            Washington Mutual, Inc. .................      231,560
                                                                ----------
                                                                   267,256
                                                                ----------
                    Semiconductors (2.6%)
  16,363            Intel Corp. ** ..........................    1,962,537
   1,668            Micron Technology, Inc. * ...............       96,119
   1,117            National Semiconductor Corp. * ..........       11,729
   3,416            Texas Instruments, Inc. .................      304,665
                                                                ----------
                                                                 2,375,050
                                                                ----------
                    Services to the Health Industry (0.3%)
     360            Bard (C.R.), Inc. .......................       20,295
   1,949            Baxter International, Inc. ..............      137,161
   2,133            IMS Health Inc. .........................       75,722
     208            Shared Medical Systems Corp. ............       10,608
                                                                ----------
                                                                   243,786
                                                                ----------
                    Shoe Manufacturing (0.1%)
   1,907            Nike, Inc.  (Class B) ...................      102,263
     657            Reebok International Ltd. (United
                    Kingdom)* ...............................       10,594
                                                                ----------
                                                                   112,857
                                                                ----------
                    Smaller Banks (0.1%)
   2,090            BB&T Corp. ..............................       79,159
                                                                ----------
                    Specialty Chemicals (0.2%)
   2,030            Air Products & Chemicals, Inc. ..........       65,214
     752            Great Lakes Chemical Corp. ..............       29,281
   1,545            Praxair, Inc. ...........................       53,978
   1,287            Sigma-Aldrich Corp. .....................       33,945
                                                                ----------
                                                                   182,418
                                                                ----------
                    Specialty Foods/Candy (0.1%)
   4,221            ConAgra, Inc. ...........................      127,158
                                                                ----------
                    Specialty Insurers (0.1%)
     714            MBIA, Inc. ..............................       43,956



    NUMBER OF
      SHARES                                                       VALUE
-----------------                                            -----------------
   1,118            MGIC Investment Corp. ...................   $   38,082
                                                                ----------
                                                                    82,038
                                                                ----------
                    Specialty Steels (0.0%)
     590            Nucor Corp. .............................       26,292
                                                                ----------
                    Steel/Iron Ore (0.0%)
     867            Bethlehem Steel Corp. * .................        7,640
     587            USX-U.S. Steel Group ....................       14,858
     613            Worthington Industries, Inc. ............        7,777
                                                                ----------
                                                                    30,275
                                                                ----------
                    Telecommunications (0.0%)
   1,147            Frontier Corp. ..........................       41,220
                                                                ----------
                    Telecommunications Equipment (2.1%)
   1,873            Corning, Inc. ...........................      100,206
   1,646            General Instrument Corp. * ..............       48,146
  10,292            Lucent Technologies Inc. ................    1,045,281
   4,050            Motorola, Inc. ..........................      284,513
   4,498            Northern Telecom Ltd. (Canada) ..........      261,165
     546            Scientific-Atlanta, Inc. ................       17,711
   1,912            Tellabs, Inc. * .........................      152,841
                                                                ----------
                                                                 1,909,863
                                                                ----------
                    Tobacco (1.1%)
  23,589            Philip Morris Companies, Inc. ...........      922,920
   2,168            RJR Nabisco Holdings Corp. ..............       59,214
                                                                ----------
                                                                   982,134
                                                                ----------
                    Tools/Hardware (0.2%)
   1,136            Black & Decker Corp. ....................       55,380
     212            Briggs & Stratton Corp. .................       10,348
   2,027            Illinois Tool Works Inc. ................      139,356
     640            Snap-On, Inc. ...........................       18,080
                                                                ----------
                                                                   223,164
                                                                ----------
                    Vision Care & Instruments (0.0%)
     373            Bausch & Lomb, Inc. .....................       22,497
                                                                ----------
                    Waste Management (0.0%)
   3,161            Laidlaw, Inc.  (Canada) .................       24,300
                                                                ----------
                    Wholesale Distributor (0.0%)
     633            Grainger (W.W.), Inc. ...................       28,169
                                                                ----------
                    TOTAL COMMON STOCKS
                    (Identified Cost $76,350,651)............   84,951,822
                                                                ----------



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 1999, continued


  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                VALUE
-------------                                           ----------
                SHORT-TERM INVESTMENT (a) (8.0%)
                U.S. GOVERNMENT AGENCY
 $    7,400     Federal Home Loan Mortgage
                Corp. 4.70% due 03/01/99
                (Amortized Cost $7,400,000)..........   7,400,000
                                                        ---------


TOTAL INVESTMENTS
(Identified Cost $83,750,651) (b) .....       99.4%     92,351,822
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES                          0.6         558,124
                                             -----      ----------
NET ASSETS ............................      100.0%    $92,909,946
                                             =====     ===========

--------------------------------
ADR      American Depository Receipt.
*        Non-income producing security.
** Some or all of these securities are segregated in connection with open futures contracts.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unealized appreciation is $10,532,814 and the aggregate gross unrealized depreciation is $1,931,643, resulting in net unrealized appreciation of $8,601,171.


FUTURES CONTRACTS OPEN AT FEBRUARY 28, 1999:



                                UNDERLYING
               DESCRIPTION         FACE
 NUMBER OF   DELIVERY MONTH,      AMOUNT      UNREALIZED
 CONTRACTS       AND YEAR        AT VALUE        LOSS
----------- ----------------- ------------- --------------
     25      S&P 500 Index/    $7,721,875     $ (116,525)
               March 1999


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999

ASSETS :
Investments in securities, at value
  (identified cost $83,750,651)................................... $92,351,822
Cash .............................................................      47,958
Receivable for:
  Shares of beneficial interest sold .............................     793,336
  Dividends ......................................................     100,579
Deferred offering costs ..........................................      77,621
Prepaid expenses and other assets ................................      21,221
Receivable from affiliate ........................................      36,064
                                                                   ------------
  TOTAL ASSETS ...................................................  93,428,601
                                                                   ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased ......................     195,168
  Plan of distribution fee .......................................      71,896
  Investments purchased ..........................................      48,739
  Investment management fee ......................................      44,434
  Variation margin on futures contracts ..........................      38,009
Accrued expenses and other payables ..............................      86,409
Offering costs ...................................................      34,000
                                                                   ------------
  TOTAL LIABILITIES ..............................................     518,655
                                                                   ------------
  NET ASSETS ..................................................... $92,909,946
                                                                   ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .................................................. $83,895,619
Net unrealized appreciation ......................................   8,484,646
Undistributed net realized gain ..................................     529,681
                                                                   ------------
  NET ASSETS ..................................................... $92,909,946
                                                                   ============
CLASS A SHARES:
Net Assets ....................................................... $ 3,269,158
Shares Outstanding (unlimited authorized, $.01 par value).........     277,358
  NET ASSET VALUE PER SHARE ...................................... $     11.79
                                                                   ============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ............... $     12.44
                                                                   ============
CLASS B SHARES:
Net Assets ....................................................... $83,020,581
Shares Outstanding (unlimited authorized, $.01 par value).........   7,057,210
  NET ASSET VALUE PER SHARE ...................................... $     11.76
                                                                   ============
CLASS C SHARES:
Net Assets ....................................................... $ 6,417,422
Shares Outstanding (unlimited authorized, $.01 par value).........     545,412
  NET ASSET VALUE PER SHARE ...................................... $     11.77
                                                                   ============
CLASS D SHARES:
Net Assets ....................................................... $   202,785
Shares Outstanding (unlimited authorized, $.01 par value).........      17,196
  NET ASSET VALUE PER SHARE ...................................... $     11.79
                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the period September 28, 1998* through February 28, 1999

NET INVESTMENT LOSS:
INCOME
Dividends .........................................  $  330,836
Interest ..........................................     113,793
                                                     ----------
  TOTAL INCOME ....................................     444,629
                                                     ----------
EXPENSES
Plan of distribution fee (Class A shares) .........       2,495
Plan of distribution fee (Class B shares) .........     248,111
Plan of distribution fee (Class C shares) .........      17,478
Investment management fee .........................     165,675
Offering costs ....................................      65,099
Professional fees .................................      49,000
Transfer agent fees and expenses ..................      30,899
Registration fees .................................      23,337
Shareholder reports and notices ...................       9,010
Custodian fees ....................................       6,661
S&P license fees ..................................       4,968
Trustees' fees and expenses .......................       3,053
Other .............................................         439
                                                     ----------
  TOTAL EXPENSES ..................................     626,225
Less: amounts waived/reimbursed ...................     (88,703)
                                                     ----------
  NET EXPENSES ....................................     537,522
                                                     ----------
  NET INVESTMENT LOSS .............................     (92,893)
                                                     ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
 Investments ......................................      11,797
 Futures contracts ................................     673,662
                                                     ----------
  NET GAIN ........................................     685,459
                                                     ----------
Net unrealized appreciation/depreciation on:
 Investments ......................................   8,601,171
 Futures contracts ................................    (116,525)
                                                     ----------
  NET APPRECIATION ................................   8,484,646
                                                     ----------
  NET GAIN ........................................   9,170,105
                                                     ----------
NET INCREASE ......................................  $9,077,212
                                                     ==========

---------------------
*  Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                                    FOR THE PERIOD
                                                                  SEPTEMBER 28, 1998*
                                                                        THROUGH
                                                                   FEBRUARY 28, 1999
                                                                 --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ............................................     $   (92,893)
Net realized gain ..............................................         685,459
Net unrealized appreciation ....................................       8,484,646
                                                                     -----------
  NET INCREASE .................................................       9,077,212
                                                                     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares ...............................................          (3,651)
  Class B shares ...............................................         (13,797)
  Class C shares ...............................................            (301)
  Class D shares ...............................................            (252)
Net realized gain
  Class A shares ...............................................          (4,603)
  Class B shares ...............................................        (128,154)
  Class C shares ...............................................          (8,097)
  Class D shares ...............................................            (235)
                                                                     -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...........................        (159,090)
                                                                     -----------
Net increase from transactions in shares of beneficial interest       83,891,824
                                                                     -----------
  NET INCREASE .................................................      92,809,946
NET ASSETS:
Beginning of period ............................................         100,000
                                                                     -----------
  END OF PERIOD ................................................     $92,909,946
                                                                     ===========

---------------------
*  Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter S&P 500 Select Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a total return (before expenses) that exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of selected companies included in the S&P 500 Index. The Fund was organized as a Massachusetts business trust on June 8, 1998 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on September 28, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract, which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


G. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $143,000 which will be reimbursed for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over a period of approximately one year or less from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager agreed to assume all operating expenses (except for plan of distribution fees) and waive the compensation provided for in the Agreement until such time as the Fund had $50 million of net assets or until March 28, 1999, whichever occurred first. The Fund attained $50 million of net assets on November 13, 1998. At February 28, 1999, included in the Statement of Assets and Liabilities, is a receivable from an affiliate which represents expense reimbursements due to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $2,944,607 at February 28, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended February 28, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended February 28, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $34,119 and $3,891, respectively and received $21,224 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended February 28, 1999 aggregated $78,352,276 and $2,013,422, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                FOR THE PERIOD
                                                              SEPTEMBER 28, 1998*
                                                                    THROUGH
                                                               FEBRUARY 28, 1999
                                                        -------------------------------
                                                            SHARES           AMOUNT
                                                        -------------   ---------------
CLASS A
Sold ................................................       287,669      $  3,063,240
Reinvestment of dividends and distributions .........           696             8,153
Redeemed ............................................       (13,507)         (148,699)
                                                            -------      ------------
Net increase -- Class A .............................       274,858         2,922,694
                                                            -------      ------------
CLASS B
Sold ................................................     7,352,876        78,346,802
Reinvestment of dividends and distributions .........        11,216           131,227
Redeemed ............................................      (309,382)       (3,536,821)
                                                          ---------      ------------
Net increase -- Class B .............................     7,054,710        74,941,208
                                                          ---------      ------------
CLASS C
Sold ................................................       590,107         6,366,780
Reinvestment of dividends and distributions .........           691             8,077
Redeemed ............................................       (47,886)         (514,807)
                                                          ---------      ------------
Net increase -- Class C .............................       542,912         5,860,050
                                                          ---------      ------------
CLASS D
Sold ................................................        14,665           167,520
Reinvestment of dividends and distributions .........            42               488
Redeemed ............................................           (11)             (136)
                                                          ---------      ------------
Net increase -- Class D .............................        14,696           167,872
                                                          ---------      ------------
Net increase in Fund ................................     7,887,176      $ 83,891,824
                                                          =========      ============

---------------
*     Commencement of operations.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

6. FEDERAL INCOME TAX STATUS

As of February 28, 1999, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of futures contracts and permanent book/tax differences primarily attributable to nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $96,205, undistributed net realized gain was charged $14,689 and net investment income was credited $110,894.


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At February 28, 1999, the Fund had outstanding futures contracts.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:



                                                               FOR THE PERIOD SEPTEMBER 28, 1998*
                                                                   THROUGH FEBRUARY 28, 1999**
                                                    ---------------------------------------------------------
                                                      CLASS A        CLASS B         CLASS C        CLASS D
                                                       SHARES         SHARES          SHARES         SHARES
                                                    -----------   -------------   -------------   -----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............    $ 10.00        $ 10.00        $ 10.00         $ 10.00
                                                     -------        -------        -------         -------
Income from investment operations:
 Net investment income (loss) ...................       0.02          (0.02)        ( 0.02)           0.02
 Net realized and unrealized gain ...............       1.81           1.80           1.81            1.81
                                                     -------        -------        -------         -------
Total income from investment operations .........       1.83           1.78           1.79            1.83
                                                     -------        -------        -------         -------
Less dividends and distributions from:
 Net investment income ..........................      (0.02)            --++          --++          (0.02)
 Net realized gains .............................      (0.02)         (0.02)        ( 0.02)          (0.02)
                                                     --------       -------        -------         --------
Total dividends and distributions ...............      (0.04)         (0.02)        ( 0.02)          (0.04)
                                                     --------       -------        -------         --------
Net asset value, end of period ..................    $ 11.79        $ 11.76        $ 11.77         $ 11.79
                                                     ========       =======        =======         ========
TOTAL RETURN+(1) ................................      18.32%         17.96%         17.94%          18.38%
RATIOS TO AVERAGE NET ASSETS(2)(3)(4):
Expenses ........................................       1.23%          1.98%          1.98%           0.98%
Net investment income ...........................       0.38%         (0.37)%        (0.37)%          0.63%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........    $ 3,269        $83,021         $6,417         $   203
Portfolio turnover rate (1) .....................          3%             3%             3%              3%

-------------
*     Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ Excludes $0.002484 and $0.000859 of dividends from net investment income for Class B and Class C, respectively.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 1.55% and 0.06%, respectively, for Class A shares, 2.30% and (0.69)%, respectively, for Class B shares, 2.30% and (0.69)%, respectively, for Class C shares and 1.30% and 0.31%, respectively, for Class D shares.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter S&P 500 Select Fund (the "Fund") at February 28, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 1998 (commencement of operations) through February 28, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
April 14, 1999




                      1999 FEDERAL TAX NOTICE (unaudited)

        For the period ended February 28, 1999, the Fund paid to shareholders $0.01 per share from long-term capital gains. For such period, 97.46% of the income paid qualified for the dividends received deduction available to corporations.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Guy Rutherford, Jr.
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
S&P 500
SELECT FUND









ANNUAL REPORT
FEBRUARY 28, 1999